EDEN ENERGY CORP.

1925 – 200 Burrard Street

Vancouver, BC V6C 3L6

Telephone: 604.693.0179

December 18, 2006

via facsimile, Canada Post, and Edgar filing

Mr. Karl Hiller

Branch Chief

Division of Corporation Finance

United States Securities and Exchange Commission

Mail Stop 7010

Washington, D.C. 20549 -7010

Re:	Eden Energy Corp. Form 10- KSB for the Year Ended December 31, 2005 File No. 000-31503

Dear Mr. Hiller:

We are in receipt of your letter of December 4, 2006 with your request for comments on (7) seven issues with our 10-KSB for the Year Ended December 31, 2005. Our written responses follow and for your ease of reference our responses are numbered in a corresponding manner to the requests in your letter.

Form 10-KSB for the Year Ended December 31, 2005

Management’s Discussion and Analysis or Plan of Operation, page 13

Going Concern, page 17

1.

In the second paragraph you state “...our independent auditors included an explanatory paragraph regarding concerns about our ability to continue as a going concern.” However, the auditors report included in your filing does not contain such an explanatory paragraph. Please revise your disclosure to remove the reference to the explanatory paragraph, or discus the matter with your independent auditors to determine if a revised audit report should be filed.

Upon consultation with our Independent Auditor, the disclosure has been revised and the reference to the explanatory paragraph has been removed. A revised auditors report is being filed with an Amended 10-KSB.

Report of Independent Registered Public Accounting Firm, page 21

2.

As you identify yourself as an exploration stage company, and provide the inception to date financial information required by SFAS 7, the report from your independent auditors should include a reference to such inception to date information, if audited. Please revise your filing to include an audit report that includes such a reference, or tell us why you believe such reference is not needed.

Upon consultation with our Independent Auditor, the reference has been revised and a revised auditors report is being filed with an Amended 10-KSB.

3.

In comment 1 of our letter dated October 12, 2005, we reminded you that if your operations in the United States become significant, the Staff would expect you to engage a U.S. registered public accounting firm. Please tell us if it is still your intention to engage a U.S. registered firm upon significant operations commencing in the United States. Also tell us when you expect such significant operations to begin.

Currently, our US based operations are not significant and as discussed in our prior communications, Eden Energy Corp., an international exploration company, has its head offices in Vancouver BC Canada. It is in Vancouver where day to day activities take place, senior executive meets, board meetings are held, our accounting and corporate records are kept, strategic decisions are made, and in essence all mind and matter of the company is held. Due to this, at the present time we believe it remains in the best interests of our stakeholders to maintain our Independent Auditors in Vancouver where they have direct and regular access to our records and executive team as required. To this end, the company has engaged the services of the leading organization available to ensure it is appropriately represented and compliant with all matters relating to the SEC and it’s staff.

Eden Energy Corp’s independent auditing firm Dale Matheson Carr-Hilton LaBonte (DMCL) while being based in Vancouver BC Canada, is a U.S registered public accounting firm with both CPAB and PCAOB credentials and certification and an extensive history and expertise in applying US GAAP, US GAAS, SEC financial reporting rules, and SEC independence requirements. DMCL is a member of Moore Stephens International Inc. which includes Moore Stephens North America Inc. Moore Stephens is one of the largest international affiliations of professional accounting firms worldwide and is represented in the USA by over 65 CPA firms. DMCL engages the services of Moore Stephens affiliate offices when necessary to meet the needs of its international clients.

Eden Energy Corp. on an ongoing basis monitors the status of this situation, and if and when US based operations become significant as compared to other international operations, and where it is apparent that our shareholders will be better served, full consideration to changing and engaging a US based public accounting firm will be given.

Consolidated Statements of Operations, page 23

4.

For the year ended December 31, 2005 you present depreciation expense in the amount of $64,307. Please revise your disclosures to explain the assets depreciation was recorded for, and the method by which you are depreciating such assets.

We have added a significant accounting policy to Note 2 to the financial statements disclosing our policy for capitalizing debt issue costs. In this policy note, we disclose that amortization expense of $63,668 was recognized in the fiscal year ended December 31, 2005. The consolidated statement of operations was revised to describe the expense as “depreciation and amortization”

Note 6 – Convertible Notes, page 35

5. On August 25, 2005 you issued convertible promissory notes with 907,500 Series A detachable warrants, and 72,600 broker warrants. Please tell us if you have evaluated these warrants to determine if such instruments are derivatives pursuant to the guidance in SFAS 133. If you believe the warrants qualify for the scope exception provided in paragraph 11a of SFAS 133, please provide us your analysis of the instruments under the guidance of EITF 00-19. If you conclude such instruments should have been recorded as a liability, and therefore, would fall under the provisions of SFAS 133, please revise your financial statements and disclosures accordingly.

We have evaluated the warrants to determine if such instruments are derivatives pursuant to the guidance in SFAS 133, and believe that the warrants qualify for the scope exception provided in paragraph 11a of SFAS 133. We also believe the warrants are properly classified as equity as they do not require or permit net settlements pursuant to paragraph 6(c) of SFAS 133. In accordance with EITF 00-19, if the underlying shares are not properly registered pursuant to the registration rights agreement entered into between us and the purchasers of the convertible notes (the “Registration Rights

Agreement”) and pursuant to the engagement agreement between us and H.C. Wainwright (the “HC Agreement”) by the filing of a Registration Statement within 120 days, we must pay a cash penalty of 0.025% of the principal amount per day until we file a Registration Statement. The payment of any penalty should not be considered a net settlement of any contract since the holders maintain all rights to exercise their warrants if any violation occurs, even if the violation is corrected. As such, we are not required to make a net cash settlement as described in paragraph 12 of EITF 00-19. Finally, there are no provisions in the Registration Rights Agreement or the HC Agreement that state that a warrant holder has any rights that rank higher than a shareholder of the common stock as described in paragraph 29 of EITF 00-19. Thus, the classification of the warrants as equity is appropriate.

Controls and Procedures, page 40

6.

You state that “This evaluation was carried out under the supervision and with the participation of our management, including our president and chief executive officer.” Per review of Item 9 and 10 of your document, as of the date the evaluation was carried out, you did not have a chief executive officer. In addition, Rule 13a-15(b) of the Exchange Act requires “...the participation of the issuer’s principal executive and principal financial officers, or persons performing similar functions.” As you had a Chief Financial Officer as of the date the evaluation was carried out, please tell us why he did not supervise or participate in the evaluation of your disclosure controls and procedures. Additionally, tell us who you are referring to as your chief executive officer who participated in the evaluation of your disclosure controls and procedures.

The Controls and Procedures discussion in the Amended Form 10-KSB has been revised to provide the information requested in your comment.

Certification Pursuant to Sections 302 of the Sarbanes-Oxley Act of 2002

7. In a March 4, 2005 Staff Alert entitled Annual Report Reminders, the staff of the Division of Corporation Finance reminded issuers that the certifications required under Exchange Act Rules 13a-14(a) and 15d-14(a) must be in the exact form set forth in Item 601(b)(31) of Regulation S-B. We note that the identification of the certifying individual at the beginning of the certification required by the Exchange Act Rule 13a-14(a) also includes the title of the certifying individual. In future filings, the identification of the certifying individual at the beginning of the certification should be revised so as not to include the individual’s title.

The Company notes your comment in regards to the form of the certifications required and the requirement for the identification of the certifying individual at the beginning of the certification, which is not to include the title of said certifying individual. The Company will ensure that in all future filings the identification of the certifying individual at the beginning of the certification will not include the individual’s title. The amended certifications that have been filed with the Amended Form 10-KSB have been revised to provide for this.

Closing Comments

Please find enclosed a letter of acknowledgement from the Company as requested. We look forward to the receipt of any further comments which you may have in regard to the Amended Form 10-KSB shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

per: Eden Energy Corp.

/s/ Drew Bonnell

Drew Bonnell MBA

Chief Financial Officer

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